814-P1 06/26

FRANKLIN INVESTORS SECURITIES TRUST
SUPPLEMENT DATED JUNE 3, 2026
TO THE SUMMARY PROSPECTUS, PROSPECTUS
AND STATEMENT OF ADDITIONAL INFORMATION (“SAI”),
EACH DATED MARCH 1, 2026, OF
FRANKLIN LONG DURATION CREDIT FUND (THE “FUND”)

Effective June 10, 2026, Advisor Class shares of the Fund are available for purchase.

The information below replaces in its entirety the corresponding information on the cover of the Fund’s Summary Prospectus, Prospectus and SAI.

Class A	Class R	Class R6	Advisor Class
—	—	FLDBX	FVLDX

Please retain this supplement for future reference.